Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract]
Schedule of carrying amount of goodwill
	December 31,
	2019	2018

Opening balance	$640,918	$617,272
Acquisition of subsidiaries (*)	54,460	43,627
Classifications	2,977	(18)
Foreign currency translation adjustments	25,838	(19,963)
Closing balance	$724,193	$640,918 (*)

(*)	Immaterial adjustment to comparative data